Total Equity - Additional Information (Detail) - CLP ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 09, 2017	Dec. 31, 2015
Disclosure Of Shareholders Equity [Line Items]
Issued capital		$ 552,777,321	$ 552,777,321		$ 96,316,389
Number of shares outstanding		8,201,754,580
Share premium		$ 85,511,492	$ 85,511,492	$ 85,511,492		$ 206,008,557
Provisional
Disclosure Of Shareholders Equity [Line Items]
Percentage of net profits	15.00%
Final Dividends [Member]
Disclosure Of Shareholders Equity [Line Items]
Percentage of net profits		60.00%